Note 8 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 291,920	$ 266,166
Goodwill acquired during the year	42,879	29,390
Accumulated goodwill impairment loss	0	(6,150)
Other items	2,555	866
Foreign exchange	(2,199)	1,648
Balance	335,155	291,920
FirstService Residential Segment [Member]
Balance	188,223	173,673
Goodwill acquired during the year	6,248	13,358
Accumulated goodwill impairment loss
Other items	922	(32)
Foreign exchange	(1,450)	1,224
Balance	193,943	188,223
FirstService Brands Segment [Member]
Balance	103,697	92,493
Goodwill acquired during the year	36,631	16,032
Accumulated goodwill impairment loss		(6,150)
Other items	1,633	898
Foreign exchange	(749)	424
Balance	$ 141,212	$ 103,697